Stock-Based Compensation	3 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
2014 Stock Plan
Prior to the Virgin Galactic Business Combination, the Company maintained a stock-based compensation plan (the "2014 Plan") at the Vieco 10 level.
The 2014 Stock Plan provided for grants of nonqualified stock options for employees. The exercise price was determined based on invested capital at the time of the grant, and escalates by an 8% hurdle rate on an annual basis. The exercisability of these options was based on time and performance vesting conditions. Performance vesting was defined as change in control, defined as greater than 50% at Vieco 10 or an initial public offering at the Vieco 10, provided such change in control or initial public offering at Vieco 10, occurred on or before the seventh anniversary of the applicable grant date. In the event that the performance vesting condition were satisfied prior to the full satisfaction of the time vesting condition, the option would have continued to vest and become exercisable in accordance with the vesting schedule unless the compensation committee approved to fully vest these options. On October 25, 2019, the 2014 Stock Plan was canceled and was replaced with the 2019 Incentive Award Plan (the "2019 Plan"). As the performance conditions set forth in the 2014 Plan were not probable of being met, no stock-based compensation expense was recognized for the period from January 1, 2019 through October 25, 2019 or the years December 31, 2018, and 2017. No options were exercisable for the period from January 1, 2019 through October 25, 2019 or the years ended December 31, 2018 or 2017.

		Options outstanding
	Shares available for grant	Number of shares granted	Weighted- average exercise price	Weighted- average contractual term (in years)
Balances as of December 31, 2016	1,775,660	840,525	$7.50	5.14
Authorized	—	—
Granted	(167,750)	167,750	8.66
Forfeited	750	(750)	9.66
Balances as of December 31, 2017	1,608,660	1,007,525	7.69	4.50
Authorized	—	—
Granted	(1,000)	1,000	9.44
Forfeited	134,125	(134,125)	7.72
Balances as of December 31, 2018	1,741,785	874,400	7.70	3.53
Authorized	—	—
Granted	—	—	—
Forfeited	154,775	(154,775)	7.68
Cancelled	(1,896,560)	(719,625)	7.70
Balances as of October 25, 2019	—	—	$—	0.00
2019 Plan
The Board and stockholders of the Company adopted the 2019 Plan in connection with the Virgin Galactic Business Combination. Pursuant to the 2019 Plan, up to 21,208,755 shares of common stock have been reserved for issuance, upon exercise of awards made to employees, directors and other service providers.
The Company made a grant of stock options to certain employees in connection with the consummation of the Virgin Galactic Business Combination. Twenty five percent of such stock options cliff vest at the grant date first anniversary and will ratably vest monthly over the next three years, subject to continued employment on each vesting date. Vested options will be exercisable at any time until ten years from the grant date, subject to earlier expiration under certain terminations of service and other conditions. The stock options granted have an exercise price equal to the closing stock price of our common stock on the grant date. The following table sets forth the summary of options activity under the Plans (dollars in thousands except per share data):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value(1)
Options outstanding as of December 31, 2018	—	$—	0.00	—
Granted	6,212,609	11.58
Exercised	—	—
Forfeited options	(90,565)	11.79
Options outstanding as of December 31, 2019	6,122,044	11.58	9.83	—
Granted	334,894	13.87
Exercised	—
Forfeited options	(114,516)	11.79
Options outstanding at March 31, 2020 (Unaudited)	6,342,422	11.69	9.56	—

Options exercisable at March 31, 2020 (Unaudited)	—	$—	9.56	—
__________________
(1) Aggregate intrinsic value is calculated based on the difference between our closing stock price at year end and the exercise price, multiplied by the number of in-the-money options and represents the pre-tax amount that would have been received by the option holders, had they all exercised all their options on the fiscal year end date.
For the three months ended March 31, 2020, we recorded $3.1 million of stock-based compensation expense of which $2,064 and 1,040 was included in selling, general and administrative expenses and research and development, respectively. At March 31, 2020, the unrecognized stock-based compensation related to these options was $44.1 million and is expected to be recognized over a weighted-average period of 3.6 years.
For the year ended December 31, 2019, we recorded $1.9 million of stock-based compensation expense of which $1.2 million and $0.7 million was included in selling, general and administrative expenses and research and development, respectively. At December 31, 2019, the unrecognized stock-based compensation related to these options was $44.8 million and is expected to be recognized over a weighted-average period of 3.8 years.
Restricted Stock Units
The RSUs vest over four years with 25% cliff vest at the first year anniversary of the grant date and ratably over the next three years and granted that the Company's share price value is greater than $10 per share at the time RSUs vest. Stock-based compensation expense for the RSUs is recognized on a straight-line basis using the Monte Carlo valuation method for the RSUs granted to employees.
On March 10, 2020, we modified the RSU grants made in connection with the closing of the Virgin Galactic Business Combination by removing one of the vesting criteria requiring our share price value to be greater than $10 per share at the time RSUs vest. No other terms of the awards were modified. Stock-based compensation expense related to the modification was calculated by taking the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award. Given the RSUs were unvested at the time of modification, the incremental stock-based compensation expense will prospectively be expensed over the remaining vesting period. Total incremental stock-based compensation expense recorded as a result of the modification was $0.4 million for the three months period ended March 31, 2020.
For the three months ended March 31, 2020, we recorded $1.3 million of RSU expense of which $0.8 million and $0.5 million was included in selling, general and administrative expenses and research & development, respectively. At March 31, 2020, the unrecognized stock-based compensation related to RSUs was $30.1 million and is expected to be recognized over a weighted-average period of 3.6 years.
For the year ended December 31, 2019, we recorded $0.5 million of RSU expense of which $0.3 million and $0.2 million was included in selling, general and administrative expenses and research & development, respectively. At December 31, 2019, the unrecognized stock-based compensation related to RSUs was $12.0 million and is expected to be recognized over a weighted-average period of 3.8 years.
RSU activity during the three months ended March 31, 2020 and year ended December 31, 2019 was as follows:

	Shares	Weighted Average Fair Value

Outstanding at December 31, 2018	—	$—
Granted	1,795,209	7.11
Vested	—	—
Forfeited	(27,495)	7.11
Outstanding at December 31, 2019	1,767,714	7.11
Granted	283,801	14.69
Vested	—
Forfeited	(35,497)	7.11
Outstanding at March 31, 2020 (Unaudited)	2,016,018	$8.18
Fair value of our RSUs is based on our closing stock price on the date of grant. The weighted average grant date fair value of RSUs that were granted for the three months ended March 31, 2020 and for the year ended December 31, 2019 was $16.9 million and $12.8 million, respectively.
Stock-Based Compensation
We use the Black-Scholes option pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by our stock price as well as assumptions regarding complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, risk-free interest rate and expected dividends.
We estimated expected volatility based on historical data of the price of our common stock over the expected term of the options. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on guidelines provided in U.S. SEC Staff Accounting Bulletin No. 110 and represents the average of the vesting tranches and contractual terms. The risk-free rate assumed in valuing the options is based on the U.S. Treasury rate in effect at the time of grant for the expected term of the option. We do not anticipate paying any cash dividends in the foreseeable future and, therefore, used an expected dividend yield of zero in the option pricing model. Stock-based compensation awards are amortized on a straight-line basis over a four-year period. We made an accounting policy election to account for forfeitures in the period they occur.
The weighted average assumptions used to value the option grants are as follows:

	As of
	March 31, 2020	December 31, 2019
	(Unaudited)
Expected life (in years)	6.0	6.0
Volatility	75.3%	75.0%
Risk free interest rate	1.6%	1.7%
Dividend yield	—%	—%
The weighted average fair value per option at the grant date for options issued during the three months ended March 31, 2020 and for the year ended December 31, 2019 was $7.73 and $7.63, respectively.